Average Annual Total Returns - DWS CROCI International Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Aug. 02, 1999	(3.21%)	4.21%	3.43%	(2.48%)	3.87%	2.67%	(0.56%)	3.55%	2.65%	Jun. 05, 2017	2.77%	5.47%	4.08%	Dec. 29, 2000	1.96%	4.67%	3.26%	Dec. 29, 2000	3.10%	5.78%	4.41%	Jun. 18, 1953	2.98%	5.72%	4.32%	(2.63%)	4.20%	3.37%